Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit (loss) for the period attributable to equity holders of the Company	$ (1,048)	$ (1,523)	$ 2,033
Item that will be reclassified subsequently to profit or loss:
Cash flow hedge fair value adjustment	(4)	0	0
Item that will not be reclassified subsequently to profit or loss:
Currency translation differences	(6)	16	16
Total comprehensive income/(expense) for the year attributable to equity holders of the Company	$ (1,058)	$ (1,507)	$ 2,049